INCOME TAX (Tables)	3 Months Ended
Dec. 31, 2025
INCOME TAX
Schedule of income taxes payable

Income tax
receivable
Balance at September 30, 2024	$(1,547,686)
Income tax expense	(49,347)
Payments	1,597,033
Income tax recoverable	1,600,000
Balance as of September 30, 2025 and December 31, 2025	$1,600,000